SCHEDULE OF ANALYSIS OF CONTRACTUAL MATURITIES FINANCIAL LIABILITIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	$ 2,308,607	$ 1,345,288	$ 3,366,062	$ 308,719
With one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	2,308,607	1,345,288
Between one and five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses
More than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses